UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22387

Salient Absolute Return Master Fund

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
A. Haag Sherman	George J. Zornada
Salient Absolute Return Master Fund	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/10

Date of reporting period: 09/30/10

Item 1.	Schedule of Investments.

SALIENT ABSOLUTE RETURN MASTER FUND

Schedule of Investments

September 30, 2010

(Unaudited)

	Shares	Fair Value	% of Net Assets
Investments in Portfolio Funds (1)
Passive Foreign Investment Companies
Event Driven (18.49% of Net Assets)
Core Funds
King Street Capital, Ltd. (British Virgin Islands)	61,896	$7,917,262
Paulson Advantage, Ltd. (Cayman Islands)	7,379	2,652,620

Total Core Funds		10,569,882

Satellite Funds
Loeb Offshore Fund, Ltd. (Bermuda) (2)	41,533	5,184,021
Paulson International Plus, Ltd. (Cayman Islands)	28,818	3,048,136

Total Satellite Funds		8,232,157

Total Event Driven		18,802,039

Multi Strategy (30.33% of Net Assets)
Core Funds
Arrowgrass International Fund, Ltd. (United Kingdom)	45,000	4,555,790
Carlson Double Black Diamond, Ltd. (Cayman Islands)	68,805	7,063,413
D.E. Shaw Composite International Fund (Bermuda)		6,809,804
Hudson Bay Overseas Fund, Ltd. (United States)	5,000	5,105,949
Overseas CAP Partners, Inc. (Cayman Islands)	4,393	7,308,853

Total Multi Strategy		30,843,809

Relative Value (24.09% of Net Assets)
Satellite Funds
Blackthorn Fund Ltd. (Bermuda) (2)	457	4,711,796
CC ARB International Fund, Ltd. (Cayman Islands)	3,437	3,522,623
Gracie International Credit Opportunities Fund, Ltd. (Cayman Islands)	1,976	3,980,591
Rose Grove Offshore Fund I, Ltd. (Cayman Islands)	4,962	5,157,344
Vollero Beach Capital Offshore, Ltd. (Curacao) (2)	3,044	3,154,528
Waterstone Market Neutral Offshore Fund, Ltd. (Cayman Islands)	18,483	3,975,938

Total Relative Value		24,502,820

Other (9.23% of Net Assets)
Satellite Funds
GLC Diversified Fund, Ltd. (United Kingdom)	45,914	3,164,493
Lazard Emerging Income Plus, Ltd. (Bermuda)	38,809	4,017,855
Salem Global Opportunity Fund (Offshore), Ltd. (Cayman Islands) (2)	2,244	2,205,252

Total Other		9,387,600

Total Investments in Portfolio Funds (Cost $82,374,696)		83,536,268	82.14%

Investments in Securities
Registered Investment Companies
Event Driven (3.78% of Net Assets)
Satellite Funds
The Arbitrage Fund (United States)	146,945	1,924,981
The Merger Fund (United States)	120,558	1,920,495

Total Event Driven		3,845,476

Multi Strategy (5.64% of Net Assets)
Core Funds
Absolute Strategies Fund (United States)	222,796	2,397,280
Driehaus Active Income Fund (United States)	301,451	3,340,073

Total Multi Strategy		5,737,353

Money Market Fund (4.90% of Net Assets)
JPMorgan Prime Money Market Fund (United States) (3)	4,980,610	4,980,610

Total Money Market Fund		4,980,610

Total Investments in Securities (Cost $14,480,610)		14,563,439	14.32%

Total Investments (Cost $96,855,306)		$98,099,707	96.46%

All securities are non-income producing unless noted with a (3).

(1)	Please refer to Note 4, Investments in Portfolio Securities, for more information regarding the liquidity of the Master Fund’s investments.
(2)	Affiliated investments.
(3)	Income producing security.

See Notes to Schedule of Investments.

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Schedule of Investments

September 30, 2010

(Unaudited)

(1) ORGANIZATION

Salient Absolute Return Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on February 1, 2010, as a non-diversified closed-end management investment company. The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds. The Master Fund has authorized 900,000 shares of beneficial interest (“Shares”), which may be issued in more than one class or series.

On February 1, 2010, certain Portfolio Funds (as hereinafter defined) were transferred in-kind to the Master Fund in exchange for Shares. These investments were transferred at estimated fair value on the date of exchange in amounts totaling $69,243,855.

The Master Fund is a “fund of funds” that pursues its investment objective by investing its assets across a variety of portfolio funds (the “Portfolio Funds”) designed to generate positive returns regardless of the overall direction of various markets including equity, fixed income, currency and commodity markets. The Master Fund’s investments are managed by a select group of investment managers identified by Salient Advisors, L.P. (the “Adviser”) to have investments that when grouped with other investments of the Master Fund result in a portfolio that is allocated more broadly across styles and strategies.

(2) SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“GAAP”).

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) PORTFOLIO SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund are marked to estimated fair value at the reporting date.

(d) VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments will be determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Independent Administrator”).

The Master Fund’s board of trustees (the “Board”) has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Schedule of Investments, continued

September 30, 2010

(Unaudited)

Valuation Committee (as defined below) of the Master Fund’s valuation policies that the Board of the Master Fund has approved for purposes of determining the value of securities held by the Master Fund, including the fair value of the Master Fund’s investments in Portfolio Funds.

The Board has also authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review the Portfolio Funds’ valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Independent Administrator.

Investments held by the Master Fund are valued as follows:

•

PORTFOLIO FUNDS—Investments in Portfolio Funds are ordinarily carried at estimated fair value based on the valuations provided to the Independent Administrator by the investment managers of such Portfolio Funds or the administrators of such Portfolio Funds. These Portfolio Funds value their underlying investments in accordance with policies established by such Portfolio Funds. Prior to investing in any Portfolio Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Portfolio Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Portfolio Fund and are net of management and estimated performance incentive fees or allocations payable to the Portfolio Funds’ managers pursuant to the Portfolio Funds’ agreements. Generally, Portfolio Funds in which the Master Fund invests will use market value when available, and otherwise use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value Shares at net asset value as reported by a Portfolio Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted estimated fair value. Because of the inherent uncertainty of valuation, this estimated fair value may significantly differ from the value that would have been used had a ready market for the investments in Portfolio Funds existed. The Master Fund’s investments in Portfolio Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Portfolio Funds.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Master Fund values securities at their last sales price on the date of determination, or if no sale occurred on such date, then at the mean between the “bid” and “ask” prices on such date, or if no such prices were quoted on such date, the mean between the “bid” and “ask” prices on the most immediate prior date on which such prices were quoted. If an event between the close of the foreign exchange and the valuation date of the Master Fund’s net asset value that would materially affect the value of the security and the net asset value of the Master Fund, the value of such security and the net asset value of the Master Fund will be adjusted to reflect the change in the estimated value of the security.

•

OPTIONS—Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “ask” prices for such options on the date of determination, or if no such prices were quoted on such date, or if the last sales price is not between the “bid” and “ask” price, the position will be valued at whichever of the “bid” or “ask” is closest to the last sale.

•

OTHER—Where no value is readily available from a Portfolio Fund or where a value supplied by a Portfolio Fund is deemed not to be indicative of the Portfolio Fund’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Independent Administrator will determine, in good faith, the estimated fair value of the Portfolio Fund.

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Schedule of Investments, continued

September 30, 2010

(Unaudited)

•

FOREIGN CURRENCY—The accounting records of the Master Fund are maintained in U.S. dollars. Investments of the Master Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(e) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Master Fund itself may purchase or sell options as part of an asset overlay strategy to create investment exposure consistent with the Master Fund’s investment objectives. There was no derivative activity directly at the Master Fund level for the period ended September 30, 2010, however the Portfolio Funds may have engaged in derivative transactions during the period at their level.

(f) FEDERAL TAX INFORMATION

As of September 30, 2010, the Master Fund’s tax cost was the same as the Master Fund’s book cost.

(g) USE OF ESTIMATES

The preparation of the Schedule of Investments in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts in the Schedule of Investments. Actual results could differ from those estimates and such differences may be significant.

(h) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update “Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”), which provides additional guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, ASU 2010-06 requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 investments. ASU 2010-06 also requires that significant transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reasons for such transfers. Additionally purchases, sales, issuances and settlements shall be disclosed on a gross basis in the Level 3 rollforward. ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the requirement to provide the Level 3 roll forward activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. There were no significant transfers between Level 1 and Level 2 during the period ended September 30, 2010. The Master Fund has early adopted the second phase of ASU 2010-06 and is disclosing purchases and sales on a gross basis in the Level 3 rollforward accordingly.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Schedule of Investments, continued

September 30, 2010

(Unaudited)

• Level 1 —	quoted prices in active markets for identical assets.

• Level 2 —	other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 —	significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization as of September 30, 2010, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
	Investment Securities	Investment Securities	Investment Funds	Total Investments
Investments
Passive Foreign Investment Companies
Event Driven	$—	$—	$18,802,039	$18,802,039
Multi Strategy	—	—	30,843,809	30,843,809
Relative Value	—	—	24,502,820	24,502,820
Other	—	—	9,387,600	9,387,600
Registered Investment Companies
Event Driven	3,845,476	—	—	3,845,476
Multi Strategy	5,737,353	—	—	5,737,353
Money Market	4,980,610	—	—	4,980,610

Total Investments	$14,563,439	$—	$83,536,268	$98,099,707

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Portfolio Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments
	Balance as of June 30, 2010	Gross Purchases	Gross (Sales)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Balance as of September 30, 2010
Investments
Passive Foreign Investment Companies
Event Driven	$17,214,678	$6,409,088	$(5,409,088)	$(316,310)	$903,671	$18,802,039
Multi Strategy	27,606,440	6,085,093	(3,671,571)	(412,800)	1,236,647	30,843,809
Relative Value	23,169,040	1,000,000	—	—	333,780	24,502,820
Other	10,779,548	436,572	(1,500,000)	(312,491)	(16,029)	9,387,600

Total Investments	$78,769,706	$13,930,753	$(10,580,659)	$(1,041,601)	$2,458,069	$83,536,268

The change in unrealized appreciation (depreciation) from Level 3 investments held at September 30, 2010, is $1,777,919.

The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the net asset value per share (the “NAV”) as calculated on the reporting entity’s measurement date as the fair value of the investment. The Master Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, may not be considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date. A listing of the investments held by the Master Fund and their attributes as of September 30, 2010, that may qualify for these valuations are shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000’s)	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Event Driven (a)	Seek to profit from relative changes in the price of a set of equity and debt securities	$18,802	Monthly - Annually	60-90	0 - 2 years; up to 4% redemption fee
Multi Strategy (b)	Designed to deliver consistently positive returns, regardless of the directional movement of markets, through the use of multiple strategies to smooth returns and reduce volatility	30,844	Quarterly - Annually	30-90	0 - 2 years; up to 4% redemption fee
Relative Value (c)	Invest simultaneously in long and short positions in equity and debt securities	24,503	Monthly - Quarterly	30-90	0 - 1 year; up to 5% redemption fee
Other (d)	Seek to generate income and or capital appreciation through a variety of debt and equity securities and other investments across numerous markets	9,387	Monthly	5-60	0 - 1 year; up to 2% redemption fee

		$83,536

*

The information summarized in the table above represents the general terms for a majority of the investments in Portfolio Funds within the specified investment category. Individual Portfolio Funds may have terms that are different than the general terms indicated for the investment category as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in their constituent documents, to modify and/or waive such terms. The Master Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Portfolio Funds, would generally be the net asset value as provided by the fund or its administrator.

(a)

This category includes Portfolio Funds that typically invest in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include merger or risk arbitrage investments (securities of companies that announce acquisition offers and securities in the target companies of said acquisitions) and distressed or special situations investments (securities of companies that are experiencing difficult business situations, may enter bankruptcy, have entered bankruptcy, or may be emerging from bankruptcy). Investments under this style may also include index options, options on futures contracts, and other derivatives.

(b)

This category includes Portfolio Funds that invest in a combination of Event Driven, Relative Value and Other categories. Investments under this style may also include index options, options on futures contracts, and other derivatives.

(c)

This category includes Portfolio Funds that invest simultaneously in long and short positions in common and preferred equities, convertible securities, and various forms of senior and junior (typically unsecured) debt often employing mean reversion strategies in the aforementioned securities. Relative Value Funds typically look for value discrepancies between two closely related securities, or value discrepancies between two securities of different seniority within the capital structure of a single company. Investments under this style may also include index options, options on futures contracts, and other derivatives.

(d)

This category includes Portfolio Funds that invest across numerous markets and investments which may include long and short positions in common and preferred equities, warrants and options, and positions in cash, currencies, futures and forward markets. Investments under this style may also include index options, options on futures contracts, and other derivatives.

(4) INVESTMENTS IN PORTFOLIO SECURITIES

(a) PORTFOLIO FUND LIQUIDITY

Certain Portfolio Funds in which the Master Fund invests have restrictions on liquidity which may result in limitations or restrictions on redemptions including, but not limited to, early redemption fees. The Portfolio Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually

SALIENT ABSOLUTE RETURN MASTER FUND

Notes to Schedule of Investments, continued

September 30, 2010

(Unaudited)

after a maximum of a two year lock up period from the date of the initial investment. Portfolio funds may, depending on the Portfolio Fund’s governing documents, have the ability to deny or delay a redemption request.

(b) AFFILIATED PORTFOLIO FUNDS

At September 30, 2010, the Master Fund’s investments in certain Portfolio Funds were deemed to be investments in affiliated issuers under the 1940 Act, because the Master Fund owns more than 5% of the Portfolio Funds’ total net assets. A listing of these affiliated Portfolio Funds (including 2010 activity) is shown below:

				For the Period 7/1/2010 through 9/30/2010				For the Period 7/1/2010 through 9/30/2010
Portfolio Funds	Shares 6/30/2010	Shares 9/30/2010	Fair Value 6/30/2010	Cost of Purchases	Cost of Sales	Change in Appreciation (Depreciation)	Fair Value 9/30/2010	Interest/ Dividend Income	Realized Loss on Investments
Blackthorn Fund Ltd.	457	457	$4,666,577	$—	$—	$45,219	$4,711,796	$—	$—
Loeb Offshore Fund, Ltd.	33,424	41,533	4,093,972	1,000,000	—	90,049	5,184,021	—	—
Salem Global Opportunity Fund (Offshore), Ltd.	3,897	2,244	3,607,555	—	(1,500,000)	97,697	2,205,252	—	(153,155)
Vollero Beach Capital Offshore, Ltd.	3,044	3,044	3,160,738	—	—	(6,210)	3,154,528	—	—

			$15,528,842	$1,000,000	$(1,500,000)	$226,755	$15,255,597	$—	$(153,155)

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Portfolio Funds is limited to the value of the investment in such Portfolio Funds. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to provide a certain type of exposure for the Master Fund’s overall portfolio.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Salient Absolute Return Master Fund

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co- Principal Executive Officer

Date: November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman
Co-Principal Executive Officer

Date: November 23, 2010

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: November 23, 2010